STOCK-BASED COMPENSATION PLANS (Details 3) (USD $)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2010	Nov. 09, 2010	Dec. 31, 2011 Y
Stock Options Outstanding
Shares			11,503,869
Weighted Average Remaining Contractual Term (in years)			8.7
Weighted Average Exercise Price (in dollars per share)			$ 15.65
Intrinsic value			$ 9,839
Stock Options Exercisable
Shares			1,768,891
Weighted Average Remaining Contractual Term (in years)			5.2
Weighted Average Exercise Price (in dollars per share)			$ 22.40
Intrinsic value			2,874
Stock options
Stock Options Exercisable
Annual vesting percentage			20.00%
Vesting period from grant date (in years)			1
Closing stock price (in dollars per share)			$ 15.02
Intrinsic value for options exercised	$ 23,700,000		$ 200,000
Weighted-average fair value for stock options granted (in dollars per share)	$ 3.92	$ 4.99	$ 4.59
Range of Exercise Prices, $9.00 - $13.00
STOCK-BASED COMPENSATION PLANS
Exercise price, low end of range (in dollars per share)			$ 9.00
Exercise price, high end of range (in dollars per share)			$ 13.00
Stock Options Outstanding
Shares			2,102,363
Weighted Average Remaining Contractual Term (in years)			8.6
Weighted Average Exercise Price (in dollars per share)			$ 10.34
Stock Options Exercisable
Shares			602,363
Weighted Average Remaining Contractual Term (in years)			6.0
Weighted Average Exercise Price (in dollars per share)			$ 10.57
Range of Exercise Prices, $14.00 - $17.00
STOCK-BASED COMPENSATION PLANS
Exercise price, low end of range (in dollars per share)			$ 14.00
Exercise price, high end of range (in dollars per share)			$ 17.00
Stock Options Outstanding
Shares			8,902,418
Weighted Average Remaining Contractual Term (in years)			9.3
Weighted Average Exercise Price (in dollars per share)			$ 15.15
Stock Options Exercisable
Shares			667,440
Weighted Average Remaining Contractual Term (in years)			8.9
Weighted Average Exercise Price (in dollars per share)			$ 14.73
Range of Exercise Prices, $34.00 - $37.00
STOCK-BASED COMPENSATION PLANS
Exercise price, low end of range (in dollars per share)			$ 34.00
Exercise price, high end of range (in dollars per share)			$ 37.00
Range of Exercise Prices, $46.00 - $50.00
STOCK-BASED COMPENSATION PLANS
Exercise price, low end of range (in dollars per share)			$ 46.00
Exercise price, high end of range (in dollars per share)			$ 50.00
Stock Options Outstanding
Shares			499,088
Weighted Average Remaining Contractual Term (in years)			0.2
Weighted Average Exercise Price (in dollars per share)			$ 46.95
Stock Options Exercisable
Shares			499,088
Weighted Average Remaining Contractual Term (in years)			0.2
Weighted Average Exercise Price (in dollars per share)			$ 46.96